Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Concentration of risk by region and line of business based on gross premiums written
The table below shows the company's concentration of risk by region and line of business based on gross premiums written prior to giving effect to ceded reinsurance premiums. The company's exposure to general insurance risk varies by geographic region and may change over time. Premiums ceded to reinsurers (including retrocessions) in 2017 by line of business amounted to $992.3 for property (2016 - $463.5), $916.3 for casualty (2016 - $699.9) and $315.4 for specialty (2016 - $282.5).

	Canada		United States		Asia(1)		International(2)		Total
For the years ended December 31	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Property	646.8	582.7	1,878.6	1,466.0	586.5	464.8	995.7	502.7	4,107.6	3,016.2
Casualty	602.6	528.5	4,899.4	4,002.9	400.8	352.3	805.0	465.1	6,707.8	5,348.8
Specialty	143.4	126.4	548.8	485.6	275.1	231.9	424.8	325.4	1,392.1	1,169.3
Total	1,392.8	1,237.6	7,326.8	5,954.5	1,262.4	1,049.0	2,225.5	1,293.2	12,207.5	9,534.3

Insurance	1,295.3	1,134.6	5,855.4	4,607.0	684.9	516.3	1,494.3	672.3	9,329.9	6,930.2
Reinsurance	97.5	103.0	1,471.4	1,347.5	577.5	532.7	731.2	620.9	2,877.6	2,604.1
	1,392.8	1,237.6	7,326.8	5,954.5	1,262.4	1,049.0	2,225.5	1,293.2	12,207.5	9,534.3

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

Schedule of aggregate gross credit risk exposure
The company's gross credit risk exposure at December 31, 2017 (without taking into account amounts held by the company as collateral) was comprised as follows:

	December 31, 2017	December 31, 2016
Cash and short term investments	19,198.8	11,235.6
Investments in debt instruments:
U.S. sovereign government	1,779.3	1,117.3
Other sovereign government rated AA/Aa or higher(1)	615.4	596.1
All other sovereign government(2)	1,268.4	891.5
Canadian provincials	93.8	196.9
U.S. states and municipalities	2,452.1	4,732.2
Corporate and other	4,081.8	2,633.5
Receivable from counterparties to derivative contracts	126.7	196.4
Insurance contract receivables	4,686.9	2,917.5
Recoverable from reinsurers	7,812.5	4,010.3
Other assets	1,723.0	1,065.4
Total gross credit risk exposure	43,838.7	29,592.7

(1)
Primarily comprised of bonds issued by the governments of Germany, Australia, the U.K, and Canada with fair values of $105.3, $97.9, $90.9 and $84.4 (December 31, 2016 - $201.7, $31.7, $23.4 and $311.4).

(2)	Primarily comprised of bonds issued by the governments of India, Poland and Brazil with fair values of $734.7, $125.1 and $101.7 (December 31, 2016 - $602.2, $117.2 and $80.3).

Schedule of fixed income portfolio according to credit rating
The composition of the company's investments in debt instruments classified according to the higher of each security's respective S&P and Moody's issuer credit rating is presented in the table that follows:

	December 31, 2017			December 31, 2016
Issuer Credit Rating	Amortized cost	Fair value	%	Amortized cost	Fair value	%
AAA/Aaa	2,476.3	2,432.0	23.7	2,042.0	1,915.8	18.8
AA/Aa	2,149.5	2,408.8	23.4	3,669.1	4,383.3	43.1
A/A	823.1	819.8	8.0	649.3	728.5	7.2
BBB/Baa	1,617.1	1,764.8	17.1	910.4	1,024.0	10.1
BB/Ba	151.1	154.0	1.5	98.5	117.6	1.2
B/B	448.7	447.6	4.3	339.0	261.6	2.5
Lower than B/B(1)	554.1	432.7	4.2	392.1	320.5	3.2
Unrated(2)	1,594.4	1,831.1	17.8	1,416.7	1,416.2	13.9
Total	9,814.3	10,290.8	100.0	9,517.1	10,167.5	100.0

(1)	Lower than B/B is primarily comprised of the fair value of the company's investments in EXCO Resources, Inc. of $402.0 (December 31, 2016 - $292.4).

(2)
Unrated is primarily comprised of the fair value of the company's investments in Blackberry Limited of $663.6 (December 31, 2016 - $461.2), Sanmar Chemicals Group of $333.2 (December 31, 2016 - $299.1), Chorus Aviation Inc. $155.2 (December 31, 2016 - nil) and FBD Insurance plc. of $112.0 (December 31, 2016 - $76.8).

Schedule of credit risk related to derivative contract counterparties
The following table sets out the company's credit risk related to derivative contract counterparties, assuming all such counterparties are simultaneously in default:

	December 31, 2017	December 31, 2016
Total derivative assets(1)	126.7	196.4
Impact of net settlement arrangements	(38.6)	(53.8)
Fair value of collateral deposited for the benefit of the company(2)	(39.1)	(54.0)
Excess collateral pledged by the company in favour of counterparties	9.0	12.2
Initial margin not held in segregated third party custodian accounts	8.2	5.0
Net derivative counterparty exposure after net settlement and collateral arrangements	66.2	105.8

(1)	Excludes equity warrants and equity call options which are not subject to counterparty risk.

(2)	Excludes $0.4 (December 31, 2016 - $8.7) of excess collateral pledged by counterparties.

Schedule of gross reinsurance recoverable by reinsurer financial strength rating
The following table presents the gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers. Pools and associations, shown separately, are generally government or similar insurance funds carrying limited credit risk.

	December 31, 2017			December 31, 2016
A.M. Best Rating (or S&P equivalent)	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers
A++	429.6	31.9	397.7	390.0	27.2	362.8
A+	3,878.4	267.2	3,611.2	1,551.0	152.0	1,399.0
A	2,311.9	95.4	2,216.5	1,130.8	67.3	1,063.5
A-	245.5	15.1	230.4	299.7	19.9	279.8
B++	22.2	1.2	21.0	22.0	1.4	20.6
B+	3.1	0.8	2.3	2.0	1.2	0.8
B or lower	5.4	3.0	2.4	11.9	8.9	3.0
Not rated	948.2	493.8	454.4	703.3	218.5	484.8
Pools and associations	134.6	4.5	130.1	71.3	5.6	65.7
	7,978.9	912.9	7,066.0	4,182.0	502.0	3,680.0
Provision for uncollectible reinsurance	(166.4)		(166.4)	(171.7)		(171.7)
Recoverable from reinsurers	7,812.5		6,899.6	4,010.3		3,508.3

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables set out the maturity profile of the company's financial liabilities based on the expected undiscounted cash flows from the end of the year to the contractual maturity date or the settlement date:

	December 31, 2017
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,564.5	578.8	485.3	216.8	93.5	2,938.9
Funds withheld payable to reinsurers	186.6	553.2	41.9	1.4	67.1	850.2
Provision for losses and loss adjustment expenses	2,108.8	5,344.5	8,272.0	4,557.3	8,328.2	28,610.8
Borrowings - principal	47.1	958.0	877.5	1,556.8	2,957.5	6,396.9
Borrowings - interest	45.6	270.1	542.9	381.5	745.6	1,985.7
	3,952.6	7,704.6	10,219.6	6,713.8	12,191.9	40,782.5

	December 31, 2016
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,257.4	433.9	347.4	113.3	131.8	2,283.8
Funds withheld payable to reinsurers	125.1	252.0	25.8	1.5	11.8	416.2
Provision for losses and loss adjustment expenses	1,383.5	3,890.0	5,664.4	3,428.0	5,115.9	19,481.8
Borrowings - principal	478.1	237.6	650.8	1,299.6	2,117.4	4,783.5
Borrowings - interest	51.5	197.6	443.1	334.5	610.0	1,636.7
	3,295.6	5,011.1	7,131.5	5,176.9	7,986.9	28,602.0

(1)	Excludes pension and post retirement liabilities, ceded deferred premium acquisition costs and accrued interest. Operating lease commitments are described in note 22.

Disclosure of maturity analysis for derivative financial liabilities
The following table provides a maturity profile of the company's short sale and derivative obligations based on the expected undiscounted cash flows from the end of the year to the contractual maturity date or the settlement date:

	December 31, 2017			December 31, 2016
	Less than 3 months	3 months to 1 year	Total	Less than 3 months	3 months to 1 year	Total
Equity total return swaps - short positions	12.1	—	12.1	78.1	—	78.1
Equity total return swaps - long positions	15.6	—	15.6	5.1	—	5.1
Foreign exchange forward contracts	58.1	11.6	69.7	89.0	12.4	101.4
U.S. treasury bond forwards	28.8	—	28.8	49.7	—	49.7
	114.6	11.6	126.2	221.9	12.4	234.3

Schedule of potential impact of changes in interest rates on fixed asset portfolio
The table below displays the potential impact of changes in interest rates on the company's fixed income portfolio based on parallel 200 basis point shifts up and down, in 100 basis point increments. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2017			December 31, 2016
	Fair value of fixed income portfolio	Hypothetical $ change effect on net earnings(1)	Hypothetical % change in fair value(1)	Fair value of fixed income portfolio	Hypothetical $ change effect on net earnings(1)	Hypothetical % change in fair value(1)
Change in interest rates
200 basis point increase	9,897.4	(306.2)	(3.8)	9,758.6	(295.1)	(4.0)
100 basis point increase	10,090.1	(155.6)	(2.0)	9,962.2	(148.2)	(2.0)
No change	10,290.8	—	—	10,167.5	—	—
100 basis point decrease	10,498.6	161.3	2.0	10,338.3	124.6	1.7
200 basis point decrease	10,720.5	332.0	4.2	10,480.2	228.6	3.1

(1)	Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount of $1,693.8 (December 31, 2016 - $3,013.4).

Schedule of impact of equity and equity related holdings on the financial position
The following table summarizes the net effect of the company's equity and equity-related holdings (long exposures net of short exposures) on the company's financial position as at December 31, 2017 and 2016 and results of operations for the years then ended. The company considers the fair value of $3,846.2 (December 31, 2016 – $1,752.5) of its non-insurance investments in associates (see note 6) as a component of its equity and equity-related holdings when assessing its net equity exposures.

	December 31, 2017		December 31, 2016		Year ended December 31, 2017	Year ended December 31, 2016
	Exposure/Notional amount	Carrying value	Exposure/Notional amount	Carrying value	Pre-tax earnings (loss)	Pre-tax earnings (loss)
Long equity exposures:
Common stocks(1)	5,578.1	5,578.1	4,181.4	4,181.4	707.8	(78.0)
Preferred stocks – convertible	68.1	68.1	9.1	9.1	(1.6)	(6.6)
Bonds – convertible	833.8	833.8	638.2	638.2	233.1	(39.4)
Investments in associates(2)	3,846.2	2,945.3	1,752.5	1,693.0	69.8	—
Derivatives and other invested assets:
Equity total return swaps – long positions	697.8	2.2	213.1	4.3	19.6	23.3
Equity warrants and call options(4)	77.6	77.6	19.3	19.3	38.3	(4.0)
Total equity and equity related holdings	11,101.6	9,505.1	6,813.6	6,545.3	1,067.0	(104.7)

Short equity exposures and equity hedges(3):
Derivatives and other invested assets:
Equity total return swaps – short positions	(892.5)	(0.3)	(1,623.0)	(67.7)	(408.7)	(208.0)
Equity index total return swaps – short positions	(52.6)	0.4	(43.3)	0.6	(9.2)	(971.8)
Equity index put options(4)	—	—	—	—	—	(13.1)
	(945.1)	0.1	(1,666.3)	(67.1)	(417.9)	(1,192.9)

Net equity exposures and financial effects	10,156.5		5,147.3		649.1	(1,297.6)

(1)
The company excludes other funds that are invested principally in fixed income securities with a carrying value of $90.9 at December 31, 2017 (December 31, 2016 - $157.1) when measuring its equity and equity-related exposure.

(2)	Excludes the company’s insurance and reinsurance investments in associates which are considered long term strategic holdings. See note 6 for details.

(3)	Prior to the fourth quarter of 2016 the short equity exposures were considered economic hedges of certain market risks associated with the company's equity and equity-related holdings.

(4)	The company does not consider the notional amounts of the S&P 500 call options and put options in its assessment of its net equity exposures if they are out-of-the-money.

Schedule of potential impact of changes in the fair value of equity and equity related holdings
The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company's equity and equity-related holdings (long exposures net of short exposures) as a result of changes in global equity markets at December 31, 2017 and 2016. The analysis assumes variations of 5% and 10% which the company believes to be reasonably possible based on analysis of the return on various equity indexes and management's knowledge of global equity markets.

	December 31, 2017			December 31, 2016
	Fair value of equity and equity-related holdings	Hypothetical $ change effect on net earnings	Hypothetical % change in fair value	Fair value of equity and equity-related holdings	Hypothetical $ change effect on net earnings	Hypothetical % change in fair value
Change in global equity markets
10% increase	6,887.9	479.9	9.2	3,755.3	248.6	10.6
5% increase	6,597.9	239.0	4.6	3,569.7	119.6	5.2
No change	6,310.3	—	—	3,394.7	—	—
5% decrease	6,023.0	(238.5)	(4.6)	3,233.5	(106.7)	(4.7)
10% decrease	5,738.1	(475.0)	(9.1)	3,082.9	(204.5)	(9.2)

Schedule of pre-tax foreign currency effect
The pre-tax foreign exchange effect on certain line items in the company's consolidated financial statements for the years ended December 31 follows:

	2017	2016
Net gains (losses) on investments
Investing activities	88.8	(136.9)
Underwriting activities	(74.9)	19.7
Foreign currency forward contracts	(11.1)	(12.3)
Foreign currency net gains (losses) included in pre-tax earnings (loss)	2.8	(129.5)

Schedule of effect of currency appreciation
The table below shows the approximate effect of a 5% appreciation of the U.S. dollar against each of the Canadian dollar, euro, British pound sterling, Indian rupee and all other currencies, respectively, on pre-tax earnings (loss), net earnings (loss), pre-tax other comprehensive income (loss) and other comprehensive income (loss). Certain shortcomings are inherent in the method of analysis presented, including the assumption that the 5% appreciation of the U.S. dollar occurred at December 31, 2017 with all other variables held constant.

	Canadian dollar		Euro		British pound sterling		Indian rupee		All other currencies		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Pre-tax earnings (loss)	32.5	40.6	6.2	9.5	5.7	15.6	(64.8)	(31.2)	(55.7)	24.0	(76.1)	58.5
Net earnings (loss)	24.3	28.0	5.0	7.8	5.4	11.7	(57.3)	(21.9)	(45.4)	13.8	(68.0)	39.4
Pre-tax other comprehensive income (loss)	(75.3)	(66.1)	(60.8)	(1.7)	(33.6)	(29.9)	(128.5)	(99.3)	(54.3)	(60.0)	(352.5)	(257.0)
Other comprehensive income (loss)	(73.8)	(66.0)	(54.7)	4.3	(33.4)	(28.5)	(126.8)	(94.0)	(50.9)	(60.0)	(339.6)	(244.2)

Schedule of capital management, financial measurements
The company manages its capital based on the following financial measurements and ratios to provide an indication of the company's ability to issue and service debt without impacting the operating companies or their portfolio investments:

	December 31, 2017	December 31, 2016
Holding company cash and investments (net of short sale and derivative obligations)	2,356.9	1,329.4

Borrowings – holding company	3,475.1	3,472.5
Borrowings – insurance and reinsurance companies	1,373.0	435.5
Borrowings – non-insurance companies	1,566.0	859.6
Total debt	6,414.1	4,767.6
Net debt(1)	4,057.2	3,438.2

Common shareholders’ equity	12,475.6	8,484.6
Preferred stock	1,335.5	1,335.5
Non-controlling interests	4,600.9	2,000.0
Total equity	18,412.0	11,820.1

Net debt/total equity	22.0%	29.1%
Net debt/net total capital(2)	18.1%	22.5%
Total debt/total capital(3)	25.8%	28.7%
Interest coverage(4)	7.1x	n/a
Interest and preferred share dividend distribution coverage(5)	6.0x	n/a

(1)	Net debt is is calculated by the company as total debt less holding company cash and investments (net of short sale and derivative obligations).

(2)	Net total capital is calculated by the company as the sum of total equity and net debt.

(3)	Total capital is calculated by the company as the sum of total equity and total debt.

(4)	Interest coverage is calculated by the company as the sum of earnings (loss) before income taxes and interest expense divided by interest expense.

(5)
Interest and preferred share dividend distribution coverage is calculated by the company as the sum of earnings (loss) before income taxes and interest expense divided by interest expense and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.